Long-Term Debt - Schedule of Deferred Financing Costs (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Debt Disclosure [Abstract]
Opening balance	$ 16,714	$ 11,203
Expenditure in the period	9,655	13,790
Amortization included within interest expense	(11,233)	(8,279)
Closing balance	$ 15,136	$ 16,714